Financial Assets and Liabilities - Movements in Level 3 Fair Value Measurements (Details) - EUR (€) € in Thousands	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Reconciliation of changes in fair value measurement, liabilities [abstract]
Beginning balance	€ 157,950
Ending balance	116,768
Level 3 [member]
Reconciliation of changes in fair value measurement, liabilities [abstract]
Beginning balance	157,950	€ 0
Additions	0	142,467
Remeasurement recognized in financial income or expense	(41,182)	(1,088)
Ending balance	€ 116,768	€ 141,379